OPERATING SEGMENTS - Reconciliation of EBITDA to Net Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reclassifications or changes in presentation [line items]
Net income (loss) from continuing operations	$ 241.1	$ (897.5)	[1]
Depreciation of property and equipment	1,053.9	1,126.7
Amortization of intangible assets	262.2	441.1
Interest and other finance costs	(595.2)	(665.8)	[1]
Income tax recovery	14.2	226.4	[1]
Loss (gain) on foreign exchange	256.9	(291.2)	[1]
Gain on sale of property and equipment	91.1	2.7	[1]
Change in value on Call Option	(60.0)	0.0
Share of net (loss) income of investments accounted for using the equity method	(39.0)	18.2	[1]
Share-based payments	(151.5)	(104.7)
Loss (gain) on divestiture	4,352.8	(481.8)
Transaction costs	(56.1)	(46.1)
Founder/CEO Remuneration	(31.8)	(26.8)
Other	181.8	29.7	[1]
Adjusted EBITDA	1,985.0	1,759.6
Gain on dilution of interest in associate	195.4
GFL Environmental Services JV LP (GES)
Disclosure of reclassifications or changes in presentation [line items]
Net income (loss) from continuing operations	(61.3)
Gain on dilution of interest in associate	6.5
Green Infrastructure Partners Inc. ("GIP")
Disclosure of reclassifications or changes in presentation [line items]
Gain on dilution of interest in associate	186.7
Representation To Exclude for Adjusted EBITDA
Disclosure of reclassifications or changes in presentation [line items]
Net income (loss) from continuing operations	241.1	(897.5)
Depreciation of property and equipment	1,053.9	996.9
Amortization of intangible assets	262.2	286.7
Interest and other finance costs	595.2	665.8
Income tax recovery	(14.2)	(226.4)
Loss (gain) on foreign exchange	(256.9)	291.2
Gain on sale of property and equipment	(91.1)	(2.7)
Change in value on Call Option	60.0	0.0
Share of net (loss) income of investments accounted for using the equity method	56.5	16.9
Share-based payments	150.2	97.5
Loss (gain) on divestiture	8.6	481.8
Transaction costs	56.1	46.1
Acquisition, rebranding and other integration costs	13.4	6.2
Founder/CEO Remuneration	31.8	26.8
Other	(181.8)	(29.7)
Adjusted EBITDA	$ 1,985.0	$ 1,759.6

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.